Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares upon exercise
Outstanding at beginning of year	2,733,166	2,769,004
Outstanding at end of year	2,360,647	2,733,166
Weighted average exercise price
Outstanding at beginning of year	$ 7.01	$ 4.74
Outstanding at end of year	$ 10.76	$ 7.01
Aggregate intrinsic value
Outstanding at beginning of year	$ 16,054	$ 18,580
Outstanding at end of year	$ 13,588	$ 16,054
Stock Option [Member]
Number of shares upon exercise
Outstanding at beginning of year	2,733,166
Granted	663,983
Exercised	(834,350)
Forfeited	(202,152)
Outstanding at end of year	2,360,647	2,733,166
Exercisable at end of year	887,913
Weighted average exercise price
Outstanding at beginning of year	$ 7.01
Granted	17.13
Exercised	3.46
Forfeited	11.18
Outstanding at end of year	10.76	$ 7.01
Exercisable at end of year	$ 7.45
Weighted- average remaining contractual term (in years)
Outstanding at beginning of year	7 years 9 months 11 days
Granted	9 years 3 months 4 days
Exercised	5 years 3 months 8 days
Forfeited	8 years 1 month 6 days
Outstanding at end of year	8 years 18 days
Exercisable at end of year	7 years 15 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 16,054
Granted	167
Exercised
Forfeited
Outstanding at end of year	13,588	$ 16,054
Exercisable at end of year	$ 7,726